OTHER NON-OPERATING (LOSS)/ INCOME, NET (Tables)	12 Months Ended
Dec. 31, 2022
Other Income and Expenses [Abstract]
Schedule Of Other Nonoperating (loss)/ Income Net

	Year Ended December 31, 2020	Year Ended December 31, 2021	Year Ended December 31, 2022
	RMB	RMB	RMB
(Loss)/gains from fair value changes of equity securities investments, net (Note 9)	(1,610)	112,354	(1,792)
Others	—	555	3,864

Total other non-operating (loss)/income, net	(1,610)	112,909	2,072